Fees Summary	Feb. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 52,000.00
Previously Paid Amount	7.96
Total Fee Amount	7.96
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 52,000.00
Final Prospectus	true